Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheets (Unaudited) - Parent [Member] - USD ($)		Mar. 31, 2023	Sep. 30, 2022
ASSETS
Cash		$ 17,157	$ 28,917
Short-term investments		13,314,902	13,148,594
Total current assets		13,332,059	13,177,511
Non-current assets
Investment in subsidiaries		33,794,612	33,264,812
Total assets		47,126,671	46,442,323
LIABILITIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.01875 par value, 166,666,666 shares authorized, 3,625,000 shares issued and outstanding as of March 31, 2023 and September 30, 2022	[1]	67,969	67,969
Additional paid-in capital		29,279,159	29,279,159
Retained earnings		18,046,473	18,761,900
Accumulated other comprehensive income		(266,930)	(1,666,705)
Total shareholders’ equity		47,126,671	46,442,323
Total liabilities and shareholders’ equity		$ 47,126,671	$ 46,442,323

[1]	Retrospectively restated for effect of 6-for-1 shares consolidation.